Distribution Date:	01/18/24	Benchmark 2020-B22 Mortgage Trust
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Benchmark 2020-B22 Mortgage Trust
Series 2020-B22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		Attention: Liat Heller		liat.heller@rialtocapital.com
			200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			BMARK 2020-B22 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	23
			375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	24
		Trust Directing Holder	RREF IV Debt AIV, LP, c/o Rialto Capital Management LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163BBC4	0.509000%	9,763,000.00	5,840,065.04	132,877.45	2,477.16	0.00	0.00	135,354.61	5,707,187.59	30.16%	30.00%
A-2	08163BAZ4	1.155000%	3,086,000.00	3,086,000.00	0.00	2,970.28	0.00	0.00	2,970.28	3,086,000.00	30.16%	30.00%
A-SB	08163BBD2	1.731000%	15,906,000.00	15,906,000.00	0.00	22,944.40	0.00	0.00	22,944.40	15,906,000.00	30.16%	30.00%
A-4	08163BBE0	1.685000%	132,500,000.00	132,500,000.00	0.00	186,052.08	0.00	0.00	186,052.08	132,500,000.00	30.16%	30.00%
A-5	08163BBA8	1.973000%	380,199,000.00	380,199,000.00	0.00	625,110.52	0.00	0.00	625,110.52	380,199,000.00	30.16%	30.00%
A-M	08163BBG5	2.163000%	69,615,000.00	69,615,000.00	0.00	125,481.04	0.00	0.00	125,481.04	69,615,000.00	21.11%	21.00%
B	08163BBB6	2.262781%	30,941,000.00	30,941,000.00	0.00	58,343.93	0.00	0.00	58,343.93	30,941,000.00	17.09%	17.00%
C	08163BBH3	2.809031%	31,907,000.00	31,907,000.00	0.00	74,689.80	0.00	0.00	74,689.80	31,907,000.00	12.94%	12.88%
D	08163BAL5	2.000000%	22,238,000.00	22,238,000.00	0.00	37,063.33	0.00	0.00	37,063.33	22,238,000.00	10.05%	10.00%
E	08163BAN1	2.000000%	19,338,000.00	19,338,000.00	0.00	32,230.00	0.00	0.00	32,230.00	19,338,000.00	7.54%	7.50%
F	08163BAQ4	2.000000%	22,238,000.00	22,238,000.00	0.00	37,063.33	0.00	0.00	37,063.33	22,238,000.00	4.65%	4.63%
G	08163BAS0	2.000000%	7,735,000.00	7,735,000.00	0.00	12,891.67	0.00	0.00	12,891.67	7,735,000.00	3.64%	3.63%
H*	08163BAU5	2.000000%	28,040,150.00	28,040,150.00	0.00	46,707.36	0.00	0.00	46,707.36	28,040,150.00	0.00%	0.00%
VRR Interest	08163BAX9	3.532781%	40,710,850.00	40,504,379.74	6,993.55	119,242.88	0.00	0.00	126,236.43	40,497,386.19	0.00%	0.00%
S	08163BAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163BAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			814,217,000.00	810,087,594.78	139,871.00	1,383,267.78	0.00	0.00	1,523,138.78	809,947,723.78

X-A	08163BBF7	1.625427%	611,069,000.00	607,146,065.04	0.00	822,393.04	0.00	0.00	822,393.04	607,013,187.59
X-B	08163BAA9	0.992677%	62,848,000.00	62,848,000.00	0.00	51,989.80	0.00	0.00	51,989.80	62,848,000.00
X-D	08163BAC5	1.532781%	41,576,000.00	41,576,000.00	0.00	53,105.76	0.00	0.00	53,105.76	41,576,000.00
X-F	08163BAE1	1.532781%	22,238,000.00	22,238,000.00	0.00	28,404.99	0.00	0.00	28,404.99	22,238,000.00
X-G	08163BAG6	1.532781%	7,735,000.00	7,735,000.00	0.00	9,880.05	0.00	0.00	9,880.05	7,735,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08163BAJ0	1.532781%	28,040,150.00	28,040,150.00	0.00	35,816.18	0.00	0.00	35,816.18	28,040,150.00
Notional SubTotal			773,506,150.00	769,583,215.04	0.00	1,001,589.82	0.00	0.00	1,001,589.82	769,450,337.59

Deal Distribution Total					139,871.00	2,384,857.60	0.00	0.00	2,524,728.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163BBC4	598.18345181	13.61030933	0.25372939	0.00000000	0.00000000	0.00000000	0.00000000	13.86403872	584.57314248
A-2	08163BAZ4	1,000.00000000	0.00000000	0.96250162	0.00000000	0.00000000	0.00000000	0.00000000	0.96250162	1,000.00000000
A-SB	08163BBD2	1,000.00000000	0.00000000	1.44249969	0.00000000	0.00000000	0.00000000	0.00000000	1.44249969	1,000.00000000
A-4	08163BBE0	1,000.00000000	0.00000000	1.40416664	0.00000000	0.00000000	0.00000000	0.00000000	1.40416664	1,000.00000000
A-5	08163BBA8	1,000.00000000	0.00000000	1.64416666	0.00000000	0.00000000	0.00000000	0.00000000	1.64416666	1,000.00000000
A-M	08163BBG5	1,000.00000000	0.00000000	1.80250004	0.00000000	0.00000000	0.00000000	0.00000000	1.80250004	1,000.00000000
B	08163BBB6	1,000.00000000	0.00000000	1.88565108	0.00000000	0.00000000	0.00000000	0.00000000	1.88565108	1,000.00000000
C	08163BBH3	1,000.00000000	0.00000000	2.34085937	0.00000000	0.00000000	0.00000000	0.00000000	2.34085937	1,000.00000000
D	08163BAL5	1,000.00000000	0.00000000	1.66666652	0.00000000	0.00000000	0.00000000	0.00000000	1.66666652	1,000.00000000
E	08163BAN1	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	08163BAQ4	1,000.00000000	0.00000000	1.66666652	0.00000000	0.00000000	0.00000000	0.00000000	1.66666652	1,000.00000000
G	08163BAS0	1,000.00000000	0.00000000	1.66666710	0.00000000	0.00000000	0.00000000	0.00000000	1.66666710	1,000.00000000
H	08163BAU5	1,000.00000000	0.00000000	1.66573146	0.00093509	0.07985371	0.00000000	0.00000000	1.66573146	1,000.00000000
VRR Interest	08163BAX9	994.92837266	0.17178590	2.92901966	0.00003390	0.00289456	0.00000000	0.00000000	3.10080556	994.75658676
S	08163BAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163BAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163BBF7	993.58020950	0.00000000	1.34582681	0.00000000	0.00000000	0.00000000	0.00000000	1.34582681	993.36275869
X-B	08163BAA9	1,000.00000000	0.00000000	0.82723078	0.00000000	0.00000000	0.00000000	0.00000000	0.82723078	1,000.00000000
X-D	08163BAC5	1,000.00000000	0.00000000	1.27731768	0.00000000	0.00000000	0.00000000	0.00000000	1.27731768	1,000.00000000
X-F	08163BAE1	1,000.00000000	0.00000000	1.27731765	0.00000000	0.00000000	0.00000000	0.00000000	1.27731765	1,000.00000000
X-G	08163BAG6	1,000.00000000	0.00000000	1.27731739	0.00000000	0.00000000	0.00000000	0.00000000	1.27731739	1,000.00000000
X-H	08163BAJ0	1,000.00000000	0.00000000	1.27731770	0.00000000	0.00000000	0.00000000	0.00000000	1.27731770	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/23 - 12/30/23	30	0.00	2,477.16	0.00	2,477.16	0.00	0.00	0.00	2,477.16	0.00
A-2	12/01/23 - 12/30/23	30	0.00	2,970.28	0.00	2,970.28	0.00	0.00	0.00	2,970.28	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	22,944.40	0.00	22,944.40	0.00	0.00	0.00	22,944.40	0.00
A-4	12/01/23 - 12/30/23	30	0.00	186,052.08	0.00	186,052.08	0.00	0.00	0.00	186,052.08	0.00
A-5	12/01/23 - 12/30/23	30	0.00	625,110.52	0.00	625,110.52	0.00	0.00	0.00	625,110.52	0.00
X-A	12/01/23 - 12/30/23	30	0.00	822,393.04	0.00	822,393.04	0.00	0.00	0.00	822,393.04	0.00
X-B	12/01/23 - 12/30/23	30	0.00	51,989.80	0.00	51,989.80	0.00	0.00	0.00	51,989.80	0.00
X-D	12/01/23 - 12/30/23	30	0.00	53,105.76	0.00	53,105.76	0.00	0.00	0.00	53,105.76	0.00
X-F	12/01/23 - 12/30/23	30	0.00	28,404.99	0.00	28,404.99	0.00	0.00	0.00	28,404.99	0.00
X-G	12/01/23 - 12/30/23	30	0.00	9,880.05	0.00	9,880.05	0.00	0.00	0.00	9,880.05	0.00
X-H	12/01/23 - 12/30/23	30	0.00	35,816.18	0.00	35,816.18	0.00	0.00	0.00	35,816.18	0.00
A-M	12/01/23 - 12/30/23	30	0.00	125,481.04	0.00	125,481.04	0.00	0.00	0.00	125,481.04	0.00
B	12/01/23 - 12/30/23	30	0.00	58,343.93	0.00	58,343.93	0.00	0.00	0.00	58,343.93	0.00
C	12/01/23 - 12/30/23	30	0.00	74,689.80	0.00	74,689.80	0.00	0.00	0.00	74,689.80	0.00
D	12/01/23 - 12/30/23	30	0.00	37,063.33	0.00	37,063.33	0.00	0.00	0.00	37,063.33	0.00
E	12/01/23 - 12/30/23	30	0.00	32,230.00	0.00	32,230.00	0.00	0.00	0.00	32,230.00	0.00
F	12/01/23 - 12/30/23	30	0.00	37,063.33	0.00	37,063.33	0.00	0.00	0.00	37,063.33	0.00
G	12/01/23 - 12/30/23	30	0.00	12,891.67	0.00	12,891.67	0.00	0.00	0.00	12,891.67	0.00
H	12/01/23 - 12/30/23	30	2,212.89	46,733.58	0.00	46,733.58	26.22	0.00	0.00	46,707.36	2,239.11
VRR Interest	12/01/23 - 12/30/23	30	116.46	119,244.26	0.00	119,244.26	1.38	0.00	0.00	119,242.88	117.84
Totals			2,329.35	2,384,885.20	0.00	2,384,885.20	27.60	0.00	0.00	2,384,857.60	2,356.95

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,524,728.60	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,396,802.43	Master Servicing Fee	3,225.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,808.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.79
ARD Interest	0.00	Operating Advisor Fee	1,534.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,396,802.43	Total Fees	11,917.23

Principal		Expenses/Reimbursements
Scheduled Principal	139,871.00	Reimbursement for Interest on Advances	27.60
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	139,871.00	Total Expenses/Reimbursements	27.60

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,384,857.60
Borrower Option Extension Fees	0.00	Principal Distribution	139,871.00
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,524,728.60
Total Funds Collected	2,536,673.43	Total Funds Distributed	2,536,673.43
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	810,087,594.78	810,087,594.78	Beginning Certificate Balance	810,087,594.78
(-) Scheduled Principal Collections	139,871.00	139,871.00	(-) Principal Distributions	139,871.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,947,723.78	809,947,723.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	810,087,594.78	810,087,594.78	Ending Certificate Balance	809,947,723.78
Ending Actual Collateral Balance	809,947,723.78	809,947,723.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	50,868,149.80	6.28%	77	3.8190	2.749900	1.49 or less	3	23,953,377.99	2.96%	83	3.9000	1.157399
7,500,000 to 14,999,999		9	104,292,598.47	12.88%	81	3.5882	2.445970	1.50 to 1.74	3	39,563,000.31	4.88%	84	3.8565	1.629680
15,000,000 to 24,999,999		12	223,186,475.51	27.56%	81	3.2687	2.830702	1.75 to 2.49	10	210,312,904.01	25.97%	82	3.6487	2.088336
25,000,000 to 49,999,999		8	250,600,500.00	30.94%	80	3.4452	2.909952	2.50 to 3.49	21	398,335,000.00	49.18%	80	3.2894	2.827560
	50,000,000 or greater	3	181,000,000.00	22.35%	84	3.4333	2.820552	3.50 and greater	6	137,783,441.47	17.01%	80	3.3327	4.418455
	Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340	Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	3,890,000.00	0.48%	83	3.5760	2.860000
							Industrial	9	72,885,000.00	9.00%	83	3.4800	2.493212
California	5	101,244,516.44	12.50%	82	3.5684	2.888374
							Lodging	4	115,000,000.00	14.20%	74	3.5272	3.170870
Colorado	1	17,441,959.07	2.15%	84	3.5980	1.510000
							Mixed Use	6	173,919,498.70	21.47%	80	3.4180	3.011420
Georgia	2	33,582,941.47	4.15%	84	3.5647	2.703707
							Multi-Family	1	26,000,000.00	3.21%	83	3.7700	1.990000
Illinois	5	16,097,411.85	1.99%	83	3.6223	2.107545
							Office	12	307,853,296.27	38.01%	83	3.3374	2.390172
Michigan	2	6,510,000.00	0.80%	83	3.5760	2.860000
							Retail	5	87,449,129.39	10.80%	83	3.5258	3.781138
Missouri	1	13,173,629.39	1.63%	84	4.2780	1.720000
							Self Storage	7	26,840,799.42	3.31%	76	3.5508	2.912619
Nevada	2	75,000,000.00	9.26%	74	3.5580	2.590000
							Totals	44	809,947,723.78	100.00%	81	3.4358	2.798340
New Jersey	1	4,151,820.76	0.51%	83	3.7400	1.410000

New York	11	301,761,557.23	37.26%	81	3.2942	2.489624

Ohio	3	15,000,000.00	1.85%	82	3.3220	2.080000

Pennsylvania	3	61,635,000.00	7.61%	84	3.3956	2.160457

Tennessee	1	20,000,000.00	2.47%	74	3.1390	5.220000

Texas	2	23,643,387.57	2.92%	76	3.8999	3.141280

Utah	2	98,650,500.00	12.18%	83	3.3770	4.341904

Virginia	1	12,500,000.00	1.54%	83	3.0600	3.200000

Washington	1	5,665,000.00	0.70%	83	4.4640	1.390000

Totals	44	809,947,723.78	100.00%	81	3.4358	2.798340

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2999% or less	11	210,750,000.00	26.02%	81	2.9930	3.065991	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.3000% to 4.2499%	28	554,371,190.38	68.45%	81	3.5201	2.772256	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% or greater	4	44,826,533.40	5.53%	83	4.4758	1.862569	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340	37 months to 48 months	43	809,947,723.78	100.00%	81	3.4358	2.798340
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	43	809,947,723.78	100.00%	81	3.4358	2.798340	Interest Only	27	623,410,500.00	76.97%	81	3.3364	3.022202
111 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	119 months or more	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340	241 months or more	16	186,537,223.78	23.03%	82	3.7681	2.050189
								Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	144,347,411.85	17.82%	83	3.4133	2.826674			No outstanding loans in this group
	12 months or less	36	590,600,311.93	72.92%	81	3.4258	2.817872
	13 months to 24 months	2	75,000,000.00	9.26%	74	3.5580	2.590000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	809,947,723.78	100.00%	81	3.4358	2.798340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2-5	30506585	OF	New York	NY	Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	01/06/24
1A2-6	30506586				Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	01/06/24
1A2-7	30506587				Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	01/06/24
1A4-4	30319101				Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	01/06/24
2A13-6	30319102	LO	Las Vegas	NV	Actual/360	3.558%	122,553.33	0.00	0.00	03/05/30	03/05/32	--	40,000,000.00	40,000,000.00	01/05/24
2A15-7	30319103				Actual/360	3.558%	107,234.17	0.00	0.00	03/05/30	03/05/32	--	35,000,000.00	35,000,000.00	01/05/24
3A1	30506623	OF	New York	NY	Actual/360	3.510%	214,597.50	0.00	0.00	N/A	01/06/31	--	71,000,000.00	71,000,000.00	01/06/24
4A1	30506618	MU	Farmington	UT	Actual/360	3.377%	174,478.33	0.00	0.00	N/A	12/05/30	--	60,000,000.00	60,000,000.00	01/05/24
5A1	30506614	OF	Various	PA	Actual/360	3.392%	146,044.44	0.00	0.00	N/A	01/01/31	--	50,000,000.00	50,000,000.00	01/01/24
6	30506632	RT	Riverton	UT	Actual/360	3.377%	112,394.58	0.00	0.00	N/A	12/05/30	--	38,650,500.00	38,650,500.00	01/05/24
7A3	30506420	MU	New York	NY	Actual/360	3.680%	63,377.78	0.00	0.00	N/A	03/01/30	--	20,000,000.00	20,000,000.00	01/01/24
7A4	30506421				Actual/360	3.680%	39,611.11	0.00	0.00	N/A	03/01/30	--	12,500,000.00	12,500,000.00	01/01/24
8A7	30318940	MU	McClellan	CA	Actual/360	3.309%	46,730.43	0.00	0.00	N/A	12/11/30	--	16,400,000.00	16,400,000.00	01/11/24
8A8	30318941				Actual/360	3.309%	45,590.67	0.00	0.00	N/A	12/11/30	--	16,000,000.00	16,000,000.00	01/11/24
9	30506594	OF	San Francisco	CA	Actual/360	3.276%	90,977.25	0.00	0.00	N/A	01/06/31	--	32,250,000.00	32,250,000.00	01/06/24
10A1-5-A	30319104	MU	New York	NY	Actual/360	3.160%	68,027.78	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	01/06/24
10A1-5-C	30319105				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	01/06/24
11	30506608	IN	Port Wentworth	GA	Actual/360	3.557%	87,907.30	0.00	0.00	N/A	01/01/31	--	28,700,000.00	28,700,000.00	02/01/24
12	30506572	MF	Brooklyn	NY	Actual/360	3.770%	84,406.11	0.00	0.00	N/A	12/06/30	--	26,000,000.00	26,000,000.00	01/06/24
13A2-2	30506681	OF	New York	NY	Actual/360	3.250%	69,965.28	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	01/06/24
14	30319107	OF	Valencia	CA	Actual/360	4.600%	88,635.22	31,836.21	0.00	N/A	12/06/30	--	22,376,352.65	22,344,516.44	01/06/24
15A5	30506527	LO	Nashville	TN	Actual/360	3.139%	54,060.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/05/24
16A1-2	30506634	LO	Houston	TX	Actual/360	3.800%	32,722.22	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	01/06/24
16A1-3	30506635				Actual/360	3.800%	16,361.11	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	01/06/24
16A1-4	30506636				Actual/360	3.800%	11,452.78	0.00	0.00	N/A	03/06/30	--	3,500,000.00	3,500,000.00	01/06/24
16A2-2	30506637				Actual/360	3.800%	4,908.33	0.00	0.00	N/A	03/06/30	--	1,500,000.00	1,500,000.00	01/06/24
17	30530110	OF	Aurora	CO	Actual/360	3.598%	54,132.85	29,955.75	0.00	N/A	01/06/31	--	17,471,914.82	17,441,959.07	01/05/24
18	30506580	RT	New York	NY	Actual/360	3.450%	47,533.33	0.00	0.00	N/A	12/06/30	--	16,000,000.00	16,000,000.00	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19A3	30319074	IN	Various	OH	Actual/360	3.322%	42,909.17	0.00	0.00	N/A	11/06/30	--	15,000,000.00	15,000,000.00	01/06/24
20	30506619	MU	New York	NY	Actual/360	3.721%	45,372.69	23,848.04	0.00	N/A	12/01/30	--	14,160,405.27	14,136,557.23	01/01/24
21	30506649	RT	Maplewood	MO	Actual/360	4.278%	48,602.74	19,893.89	0.00	N/A	01/01/31	--	13,193,523.28	13,173,629.39	01/01/24
22	30506547	RT	Hampton	VA	Actual/360	3.060%	32,937.50	0.00	0.00	N/A	12/01/30	--	12,500,000.00	12,500,000.00	01/01/24
23	30506592	IN	Denver	PA	Actual/360	3.411%	34,174.90	0.00	0.00	N/A	01/06/31	--	11,635,000.00	11,635,000.00	01/06/24
24	30506622	SS	Salinas	CA	Actual/360	2.970%	28,132.50	0.00	0.00	N/A	01/06/31	--	11,000,000.00	11,000,000.00	01/06/24
25	30506609	IN	Various	Various	Actual/360	3.576%	32,025.07	0.00	0.00	N/A	12/06/30	--	10,400,000.00	10,400,000.00	01/06/24
26	30506502	SS	Various	IL	Actual/360	3.740%	28,856.18	12,588.15	0.00	N/A	12/06/30	--	8,960,000.00	8,947,411.85	01/06/24
27	30506621	IN	Chicago Heights	IL	Actual/360	3.475%	21,395.38	0.00	0.00	N/A	01/06/31	--	7,150,000.00	7,150,000.00	01/06/24
28	30506566	RT	Brooklyn	NY	Actual/360	3.930%	24,112.19	0.00	0.00	N/A	12/06/30	--	7,125,000.00	7,125,000.00	01/06/24
29	30506550	OF	Seattle	WA	Actual/360	4.464%	21,776.26	0.00	0.00	N/A	12/06/30	--	5,665,000.00	5,665,000.00	01/05/24
30	30506548	MU	Hinesville	GA	Actual/360	3.610%	15,201.11	7,058.53	0.00	N/A	12/06/30	--	4,890,000.00	4,882,941.47	01/06/24
31	30506509	OF	Piscataway	NJ	Actual/360	3.740%	13,402.44	9,708.98	0.00	N/A	12/06/30	--	4,161,529.74	4,151,820.76	01/06/24
32	30506604	SS	Houston	TX	Actual/360	4.448%	13,974.06	4,981.45	0.00	N/A	01/06/31	--	3,648,369.02	3,643,387.57	01/06/24
33	30506606	SS	Palm Desert	CA	Actual/360	3.990%	11,166.46	0.00	0.00	N/A	01/06/26	--	3,250,000.00	3,250,000.00	01/06/24
Totals							2,396,802.43	139,871.00	0.00				810,087,594.78	809,947,723.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-5	89,422,968.44	99,099,742.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-6	89,422,968.44	99,099,742.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-7	89,422,968.44	99,099,742.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-4	89,422,968.44	99,099,742.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A13-6	314,659,269.00	192,105,033.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A15-7	314,659,269.00	192,105,033.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	14,062,794.03	13,148,157.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	19,757,076.44	17,540,404.99	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	8,778,529.07	9,936,968.58	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,676,188.48	7,008,649.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	9,899,971.35	9,964,813.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	9,899,971.35	9,964,813.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A7	37,099,168.67	39,558,347.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	37,099,168.67	39,558,347.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,134,249.10	3,127,986.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-5-A	50,287,567.00	52,347,113.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-5-C	50,287,567.00	52,347,113.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,698,708.59	2,508,607.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,117,252.12	1,990,099.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2-2	10,610,305.85	9,486,342.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,664,742.60	3,008,327.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	31,750,057.88	35,282,339.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-2	8,755,133.72	8,999,073.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-3	8,755,133.72	8,999,073.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-4	8,755,133.72	8,999,073.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-2	8,755,133.72	8,999,073.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,825,890.11	1,714,426.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,899,459.48	2,018,150.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19A3	4,450,074.74	5,665,960.11	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	931,077.07	902,651.29	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,592,727.55	1,454,784.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,295,757.08	1,315,882.57	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,161,593.85	1,177,258.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,197,573.24	1,236,447.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,326,019.26	1,129,492.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,189,650.86	1,176,089.82	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	740,828.64	677,860.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	639,910.47	676,421.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	517,321.66	376,722.16	11/01/22	10/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	799,627.29	818,338.89	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	409,092.89	475,506.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	506,771.35	525,356.16	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	570,133.32	554,971.64	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,338,907,773.70	1,145,280,083.93				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.435807%	3.418724%	81
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.435904%	3.418821%	82
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436002%	3.418917%	83
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436092%	3.419006%	84
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436189%	3.419102%	85
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436278%	3.419191%	86
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436367%	3.419279%	87
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436463%	3.419374%	88
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436551%	3.419461%	89
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436646%	3.419555%	90
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436733%	3.419642%	91
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.436842%	3.419750%	92
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		3,250,000	3,250,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		806,697,724	806,697,724		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	809,947,724	809,947,724	0	0	0	0
Dec-23	810,087,595	810,087,595	0	0	0	0
Nov-23	810,215,906	810,215,906	0	0	0	0
Oct-23	810,335,266	810,335,266	0	0	0	0
Sep-23	810,462,744	810,462,744	0	0	0	0
Aug-23	810,581,247	810,581,247	0	0	0	0
Jul-23	810,699,339	810,699,339	0	0	0	0
Jun-23	810,825,593	810,825,593	0	0	0	0
May-23	810,942,835	810,942,835	0	0	0	0
Apr-23	811,068,271	811,068,271	0	0	0	0
Mar-23	811,184,670	811,184,670	0	0	0	0
Feb-23	811,326,551	811,326,551	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.13	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.47	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.60	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			27.60

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28